Victory Trivalent International Small-Cap Fund (formerly Victory Munder International Small-Cap Fund)
Victory Trivalent International Small-Cap Fund (formerly Victory Munder International Small-Cap Fund)
Investment Objective
The Fund seeks to provide long-term growth of capital.
Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 14 of the Fund's Prospectus and in Additional Purchase, Exchange and Redemption Information on page 40 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (paid directly from your investment)
Shareholder Fees - Victory Trivalent International Small-Cap Fund (formerly Victory Munder International Small-Cap Fund)	Class A		Class C		Class I	Class R6	Class Y
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	[1]	1.00%	[2]	none	none	none
[1]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see Choosing a Share Class beginning on page of the Prospectus.
[2]	The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Victory Trivalent International Small-Cap Fund (formerly Victory Munder International Small-Cap Fund)		Class A	Class C	Class I	Class R6	Class Y
Management Fees		0.95%	0.95%	0.95%	0.95%	0.95%
Distribution (12b-1) Fees		0.25%	1.00%	none	none	none
Other Expenses		0.55%	0.41%	0.23%	0.35%	0.42%
Acquired Fund Fees and Expenses		0.03%	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expense		1.78%	2.39%	1.21%	1.33%	1.40%
Fee Waiver/Expense Reimbursement	[1]	(0.40%)	(0.26%)	(0.23%)	(0.20%)	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.38%	2.13%	0.98%	1.13%	1.13%
[1]	Victory Capital Management Inc., the Fund's investment adviser ("Adviser"), has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses of Class A, C, I, R6 and Y shares of the Fund (excluding acquired fund fees and expenses and certain items such as interest, taxes and brokerage commissions) do not exceed 1.35%, 2.10%, 0.95%, 1.10% and 1.10%, respectively, until at least October 31, 2017. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place (including any amounts waived or reimbursed prior to October 31, 2014 by Munder Capital Management, investment adviser to the Fund's predecessor, Munder International Small-Cap Fund, a series of Munder Series Trust), subject to the lesser of: (a) any operating expense limits in effect at the time of the original waiver or expense reimbursement; or (b) at the time of recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The amounts shown reflect the fee waiver/expense reimbursement in place through October 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Victory Trivalent International Small-Cap Fund (formerly Victory Munder International Small-Cap Fund) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	707	1,066	1,449	2,518
Class C	316	721	1,252	2,707
Class I	100	361	643	1,446
Class R6	115	402	710	1,584
Class Y	115	417	740	1,656

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Victory Trivalent International Small-Cap Fund (formerly Victory Munder International Small-Cap Fund) | Class C | USD ($)	216	721	1,252	2,707

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover will generally indicate higher transaction costs, resulting in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 85% of the average value of its portfolio.

Principal Investment Strategy

The Adviser pursues long-term growth of capital in the Fund by investing primarily in equity securities (i.e., common stocks, depositary receipts, preferred stocks, convertible securities, rights and warrants) of companies in countries represented in the S&P® Developed ex-U.S. SmallCap Index, but may also invest in companies from other countries, including emerging market countries.

Under normal circumstances, at least 80% of the Fund's net assets will be invested in securities of small-capitalization companies. The Adviser considers any company with a market capitalization that is within such country's smallest 15% based on market capitalization to be a small-capitalization company.

The Adviser employs a bottom-up investment approach that emphasizes individual stock selection. The Adviser's investment process uses a combination of quantitative and traditional qualitative, fundamental analysis to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts. The stock selection process is designed to produce a diversified portfolio that, relative to the S&P® Developed ex-U.S. SmallCap Index, tends to have a below-average price-to-earnings ratio and an above-average earnings growth trend.

The Fund's investment allocation to countries and sectors tends to closely approximate the country and sector allocations of the S&P® Developed ex-U.S. SmallCap Index, which concentrates its exposure in one or more countries, regions or sectors. The S&P® Developed ex-U.S. SmallCap Index consists of the stocks representing the lowest 15% of float-adjusted market capitalization in each country other than the U.S. represented in the S&P® Developed Broad Market Index (BMI). The S&P® Developed BMI includes all listed shares of companies from 24 developed countries with float-adjusted market capitalizations of at least US$100 million and annual trading value of at least US$50 million. The Fund normally invests in a minimum of ten countries.

The Fund may invest in investment companies, including exchange-traded funds (ETFs), for cash management purposes.

The Adviser may sell a security if it believes the price objective for the stock has been reached, if more attractive opportunities are identified, or if the fundamentals of the company deteriorate.

Principal Risks

The Fund's investments are subject to the following principal risks:

  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.
  Foreign Securities Risk. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts.
  Emerging Markets Risk. The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.
  Growth Investing Risk. Growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks, and they may fall out of favor if the companies' earnings growth does not meet expectations.
  Management Risk. The Adviser may not execute the Fund's principal investment strategy effectively.
  Small Capitalization Stock Risk. Small-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
  Underlying Investment Vehicle Risk. An investment company (including an ETF) in which the Fund invests may not achieve its investment objective. Underlying investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.
  Value Investing Risk. Value stocks may fall out of favor with investors and may underperform growth stocks in an up market. The intrinsic value of value stocks may never be fully recognized by the market or their price may decline.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C, Class I, Class R6 and Class Y shares of the Fund, including applicable maximum sales charges, compare to a broad measure of market performance. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

The performance figures for Class A, Class C, Class I, Class R6 and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class I, Class R6 and Class Y shares of the MST Munder International Small-Cap Fund, a series of Munder Series Trust (the predecessor to the Fund managed by Munder Capital Management). The Fund's performance has not been restated to reflect any differences in the expenses of the MST Munder International Small-Cap Fund. The MST Munder International Small-Cap Fund commenced operations, and the Class A, Class C, Class I and Class Y shares were first offered on August 17, 2007. Class R6 shares were first offered on June 1, 2012.

Calendar Year Returns for Class Y Shares (The annual return in the bar chart is for the Fund's least expensive class of shares, Class Y shares. Due to differing sales charges and expenses, the performance of classes not shown in the bar chart will differ.)

YTD through 9/30/16: 3.41% Highest/lowest quarterly results during this time period were:
Highest	27.25% (quarter ended June 30, 2009)
Lowest	-27.05% (quarter ended September 30, 2008)

Average Annual Total Returns (For the Periods ended December 31, 2015)
Average Annual Returns - Victory Trivalent International Small-Cap Fund (formerly Victory Munder International Small-Cap Fund)	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years		Average Annual Returns, Since Inception [1]	Average Annual Returns, Inception Date
Class Y	8.00%	9.33%		2.79%	Aug. 17, 2007
Class A	1.56%	7.78%		1.84%	Aug. 17, 2007
Class C	5.92%	8.27%		1.78%	Aug. 17, 2007
Class I	8.20%	9.57%		3.04%	Aug. 17, 2007
Class R6	8.03%	17.52%	[2]		Jun. 01, 2012
After Taxes on Distributions | Class Y	7.54%	9.09%		2.65%
After Taxes on Distributions and Sale of Fund Shares | Class Y	5.12%	7.53%		2.31%
S&P® Developed ex-U.S. SmallCap Index Index returns reflect no deduction for fees, expenses, or taxes, except foreign withholding taxes.	5.92%	5.51%		3.10%	Aug. 17, 2007
[1]	Inception date of the MST Munder International Small-Cap Fund is August 17, 2007.
[2]	Inception date of Class R6 shares is June 1, 2012.